SUBSIDIARIES (Details Textual) $ in Millions	12 Months Ended
Dec. 31, 2023 USD ($)
Disclosure of subsidiaries [line items]
Net carrying value of disposal group	$ 56.4
La Parrilla [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%